Schedule of term deposits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Term Deposits
Fixed deposits with banks		₨ 587,375	₨ 568,264
Total		587,375	568,264
Non-current	$ 75	6,158
Current	$ 7,072	₨ 581,217	₨ 568,264